Average Annual Total Returns - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - BroadlyDiversifiedInternationalEquityFunds-RetailComboPRO - Fidelity Overseas Fund	Dec. 30, 2023
Fidelity Overseas Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(24.79%)
Past 5 years	2.57%
Past 10 years	6.75%
Fidelity Overseas Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(24.75%)
Past 5 years	2.08%
Past 10 years	6.34%
Fidelity Overseas Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(14.41%)
Past 5 years	2.11%
Past 10 years	5.53%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%